Distribution Date:	04/17/23	WFRBS Commercial Mortgage Trust 2013-C14
Determination Date:	04/11/23
Next Distribution Date:	05/17/23
Record Date:	03/31/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C14

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: Investor Relations	(704) 374-6161
Certificate Interest Reconciliation Detail	5		301 South College Street | Charlotte, NC 28202-0901 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15-16	Trust Administrator	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-18		Don Simon	(203) 660-6100
Principal Prepayment Detail	19		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Trustee	U.S. Bank Trust Company, National Association
Specially Serviced Loan Detail - Part 2	24		General Contact	(312) 332-7457
Modified Loan Detail	25		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92890PAA2	0.836000%	61,588,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92890PAB0	2.133000%	48,158,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92890PAC8	2.939000%	55,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	92890PBS2	5.428570%	55,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	92890PBU7	3.099000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92890PAD6	3.073000%	160,000,000.00	52,112,056.74	52,112,056.74	133,450.29	0.00	0.00	52,245,507.03	0.00	0.00%	30.00%
A-4FL	92890PBC7	5.358570%	95,000,000.00	30,941,533.69	30,941,533.69	142,774.27	0.00	0.00	31,084,307.96	0.00	0.00%	30.00%
A-4FX	92890PBE3	3.337000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92890PAE4	3.337000%	437,741,000.00	437,741,000.00	12,707,430.11	1,217,284.76	0.00	0.00	13,924,714.87	425,033,569.89	50.74%	30.00%
A-SB	92890PAF1	2.977000%	116,194,000.00	831.70	831.70	2.06	0.00	0.00	833.76	0.00	0.00%	30.00%
A-S	92890PAG9	3.488000%	108,379,000.00	108,379,000.00	0.00	315,021.63	0.00	0.00	315,021.63	108,379,000.00	38.17%	22.62%
B	92890PAH7	3.841000%	102,868,000.00	102,868,000.00	0.00	329,263.32	0.00	0.00	329,263.32	102,868,000.00	26.25%	15.62%
C	92890PAJ3	4.078050%	53,271,000.00	53,271,000.00	0.00	181,034.83	0.00	0.00	181,034.83	53,271,000.00	20.08%	12.00%
D	92890PBG8	4.078050%	77,151,000.00	77,151,000.00	0.00	262,188.03	0.00	0.00	262,188.03	77,151,000.00	11.13%	6.75%
E	92890PBJ2	3.250000%	25,717,000.00	25,717,000.00	0.00	69,650.21	0.00	0.00	69,650.21	25,717,000.00	8.15%	5.00%
F	92890PBL7	3.250000%	16,532,000.00	16,532,000.00	0.00	44,774.17	0.00	0.00	44,774.17	16,532,000.00	6.24%	3.88%
G	92890PBN3	3.250000%	56,945,239.00	53,811,080.20	0.00	85,059.00	0.00	0.00	85,059.00	53,811,080.20	0.00%	0.00%
R	92890PBQ6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92890PBX1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,469,544,241.02	958,524,502.33	95,761,852.24	2,780,502.57	0.00	0.00	98,542,354.81	862,762,650.09

X-A	92890PAL8	0.736906%	1,137,060,000.00	629,174,422.13	0.00	386,368.61	0.00	0.00	386,368.61	533,412,569.89
X-B	92890PAM6	0.237050%	102,868,000.00	102,868,000.00	0.00	20,320.71	0.00	0.00	20,320.71	102,868,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-C	92890PBA1	0.828050%	99,194,239.00	96,060,080.20	0.00	66,285.46	0.00	0.00	66,285.46	96,060,080.20
Notional SubTotal			1,339,122,239.00	828,102,502.33	0.00	472,974.78	0.00	0.00	472,974.78	732,340,650.09

Deal Distribution Total					95,761,852.24	3,253,477.35	0.00	0.00	99,015,329.59

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92890PAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92890PAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92890PAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	92890PBS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	92890PBU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92890PAD6	325.70035463	325.70035463	0.83406431	0.00000000	0.00000000	0.00000000	0.00000000	326.53441894	0.00000000
A-4FL	92890PBC7	325.70035463	325.70035463	1.50288705	0.00000000	0.00000000	0.00000000	0.00000000	327.20324168	0.00000000
A-4FX	92890PBE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92890PAE4	1,000.00000000	29.02956339	2.78083332	0.00000000	0.00000000	0.00000000	0.00000000	31.81039672	970.97043661
A-SB	92890PAF1	0.00715786	0.00715786	0.00001773	0.00000000	0.00000000	0.00000000	0.00000000	0.00717559	0.00000000
A-S	92890PAG9	1,000.00000000	0.00000000	2.90666670	0.00000000	0.00000000	0.00000000	0.00000000	2.90666670	1,000.00000000
B	92890PAH7	1,000.00000000	0.00000000	3.20083330	0.00000000	0.00000000	0.00000000	0.00000000	3.20083330	1,000.00000000
C	92890PAJ3	1,000.00000000	0.00000000	3.39837491	0.00000000	0.00000000	0.00000000	0.00000000	3.39837491	1,000.00000000
D	92890PBG8	1,000.00000000	0.00000000	3.39837500	0.00000000	0.00000000	0.00000000	0.00000000	3.39837500	1,000.00000000
E	92890PBJ2	1,000.00000000	0.00000000	2.70833340	0.00000000	0.00000000	0.00000000	0.00000000	2.70833340	1,000.00000000
F	92890PBL7	1,000.00000000	0.00000000	2.70833353	0.00000000	0.00000000	0.00000000	0.00000000	2.70833353	1,000.00000000
G	92890PBN3	944.96188171	0.00000000	1.49369818	1.06557354	61.28993892	0.00000000	0.00000000	1.49369818	944.96188171
R	92890PBQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92890PBX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92890PAL8	553.33440815	0.00000000	0.33979615	0.00000000	0.00000000	0.00000000	0.00000000	0.33979615	469.11558747
X-B	92890PAM6	1,000.00000000	0.00000000	0.19754161	0.00000000	0.00000000	0.00000000	0.00000000	0.19754161	1,000.00000000
X-C	92890PBA1	968.40382232	0.00000000	0.66823901	0.00000000	0.00000000	0.00000000	0.00000000	0.66823901	968.40382232

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	03/01/23 - 03/30/23	30	0.00	133,450.29	0.00	133,450.29	0.00	0.00	0.00	133,450.29	0.00
A-4FL	03/17/23 - 04/16/23	31	0.00	142,774.27	0.00	142,774.27	0.00	0.00	0.00	142,774.27	0.00
A-4FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	03/01/23 - 03/30/23	30	0.00	1,217,284.76	0.00	1,217,284.76	0.00	0.00	0.00	1,217,284.76	0.00
A-SB	03/01/23 - 03/30/23	30	0.00	2.06	0.00	2.06	0.00	0.00	0.00	2.06	0.00
X-A	03/01/23 - 03/30/23	30	0.00	386,368.61	0.00	386,368.61	0.00	0.00	0.00	386,368.61	0.00
X-B	03/01/23 - 03/30/23	30	0.00	20,320.71	0.00	20,320.71	0.00	0.00	0.00	20,320.71	0.00
X-C	03/01/23 - 03/30/23	30	0.00	66,285.46	0.00	66,285.46	0.00	0.00	0.00	66,285.46	0.00
A-S	03/01/23 - 03/30/23	30	0.00	315,021.63	0.00	315,021.63	0.00	0.00	0.00	315,021.63	0.00
B	03/01/23 - 03/30/23	30	0.00	329,263.32	0.00	329,263.32	0.00	0.00	0.00	329,263.32	0.00
C	03/01/23 - 03/30/23	30	0.00	181,034.83	0.00	181,034.83	0.00	0.00	0.00	181,034.83	0.00
D	03/01/23 - 03/30/23	30	0.00	262,188.03	0.00	262,188.03	0.00	0.00	0.00	262,188.03	0.00
E	03/01/23 - 03/30/23	30	0.00	69,650.21	0.00	69,650.21	0.00	0.00	0.00	69,650.21	0.00
F	03/01/23 - 03/30/23	30	0.00	44,774.17	0.00	44,774.17	0.00	0.00	0.00	44,774.17	0.00
G	03/01/23 - 03/30/23	30	3,429,490.88	145,738.34	0.00	145,738.34	60,679.34	0.00	0.00	85,059.00	3,490,170.22
Totals			3,429,490.88	3,314,156.69	0.00	3,314,156.69	60,679.34	0.00	0.00	3,253,477.35	3,490,170.22

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92890PAG9	3.488000%	108,379,000.00	108,379,000.00	0.00	315,021.63	0.00	0.00	315,021.63	108,379,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92890PAH7	3.841000%	102,868,000.00	102,868,000.00	0.00	329,263.32	0.00	0.00	329,263.32	102,868,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92890PAJ3	4.078050%	53,271,000.00	53,271,000.00	0.00	181,034.83	0.00	0.00	181,034.83	53,271,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			264,518,000.03	264,518,000.00	0.00	825,319.78	0.00	0.00	825,319.78	264,518,000.00

Exchangeable Certificate Details
PEX	92890PAK0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	99,015,329.59
Benchmark: LIBOR 1-Month
Current Period %	4.708570
Next Period %	4.947710
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,286,228.97	Master Servicing Fee	25,058.66
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,278.09
Interest Adjustments	0.00	Trustee Fee	280.63
Deferred Interest	0.00	Trust Advisor Fee	1,185.93
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,286,228.97	Total Fees	28,803.32

Principal		Expenses/Reimbursements
Scheduled Principal	3,821,580.96	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	9,486.13
Principal Prepayments	91,934,945.48	Special Servicing Fees (Monthly)	51,193.21
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	5,325.84	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	95,761,852.28	Total Expenses/Reimbursements	60,679.34

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,253,477.35
Excess Liquidation Proceeds	0.00	Principal Distribution	95,761,852.24
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	56,731.02	Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	56,731.02	Total Payments to Certificateholders and Others	99,015,329.59
Total Funds Collected	99,104,812.27	Total Funds Distributed	99,104,812.25

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	958,524,502.33	958,524,502.33	Beginning Certificate Balance	958,524,502.33
(-) Scheduled Principal Collections	3,821,580.96	3,821,580.96	(-) Principal Distributions	95,761,852.24
(-) Unscheduled Principal Collections	91,934,945.48	91,934,945.48	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	5,325.84	5,325.84	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.04)	(0.04)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	862,762,650.09	862,762,650.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	961,093,988.10	961,093,988.10	Ending Certificate Balance	862,762,650.09
Ending Actual Collateral Balance	865,438,096.02	865,438,096.02

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.08%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	18	121,776,182.38	14.11%	0	4.2087	NAP	Defeased	18	121,776,182.38	14.11%	0	4.2087	NAP
2,000,000 or less	2	2,914,582.22	0.34%	(1)	4.2675	1.372588	1.40 or less	8	161,048,778.76	18.67%	0	4.1221	0.623495
2,000,001 to 3,000,000	5	11,746,181.91	1.36%	0	4.4142	2.401144	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	3	10,600,154.21	1.23%	0	4.4008	1.494494	1.51 to 1.60	2	15,402,885.98	1.79%	0	4.2067	1.586488
4,000,001 to 5,000,000	1	4,475,730.01	0.52%	(1)	4.5500	2.306900	1.61 to 1.70	3	7,637,397.69	0.89%	0	4.3497	1.659493
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	2	158,970,390.70	18.43%	(15)	3.7670	1.749090
6,000,001 to 7,000,000	2	12,936,666.11	1.50%	0	4.2986	2.349490	1.81 to 1.90	1	2,184,487.03	0.25%	0	4.4470	1.810300
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	4	172,265,725.90	19.97%	1	3.9108	1.951195
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	3	16,402,673.12	1.90%	2	4.1181	2.106273
9,000,001 to 10,000,000	1	9,441,966.52	1.09%	0	4.2500	0.170900	2.26 to 2.50	1	4,475,730.01	0.52%	(1)	4.5500	2.306900
10,000,001 to 15,000,000	4	48,301,529.53	5.60%	1	4.1473	0.986807	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	3	52,505,118.28	6.09%	1	4.3860	1.051444	2.76 or greater	4	202,598,398.52	23.48%	1	3.7951	3.282501
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	46	862,762,650.09	100.00%	(2)	3.9564	1.933301
30,000,001 to 50,000,000	1	30,045,751.54	3.48%	0	3.9700	1.973500
50,000,001 to 70,000,000	2	120,666,489.20	13.99%	0	3.8086	2.599617
70,000,001 to 90,000,000	1	81,748,396.68	9.48%	0	3.9350	0.699700
90,000,001 or greater	3	355,603,901.50	41.22%	(6)	3.7759	2.368162
Totals	46	862,762,650.09	100.00%	(2)	3.9564	1.933301
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	22	121,776,182.38	14.11%	0	4.2087	NAP
							Defeased	22	121,776,182.38	14.11%	0	4.2087	NAP
Alabama	1	17,343,269.02	2.01%	0	4.4500	0.656700
							Lodging	1	12,453,910.77	1.44%	0	4.3500	1.937200
Arizona	1	11,749,266.87	1.36%	0	4.1000	1.599700
							Mixed Use	3	22,801,976.82	2.64%	1	4.1405	1.223921
California	2	127,475,730.01	14.78%	1	3.8408	1.958961
							Mobile Home Park	4	38,503,691.88	4.46%	0	4.0640	1.955539
Delaware	1	30,045,751.54	3.48%	0	3.9700	1.973500
							Multi-Family	1	6,170,602.52	0.72%	0	3.9900	2.769000
Florida	2	5,721,216.52	0.66%	0	4.3638	1.406855
							Office	3	223,714,606.45	25.93%	1	3.9055	2.191693
Georgia	2	194,300,000.00	22.52%	1	3.7788	3.285464
							Retail	15	432,584,305.61	50.14%	(5)	3.8742	1.888509
Kentucky	1	3,854,896.23	0.45%	0	4.3000	1.677100
							Self Storage	2	4,757,373.65	0.55%	(1)	4.5321	2.919829
Maryland	2	117,745,868.02	13.65%	(21)	3.7055	1.630364
							Totals	51	862,762,650.09	100.00%	(2)	3.9564	1.933301
Michigan	3	9,006,711.26	1.04%	0	4.5153	2.004988

New York	2	14,261,658.41	1.65%	2	4.0886	(1.215959)

North Carolina	1	81,748,396.68	9.48%	0	3.9350	0.699700

Ohio	1	17,666,209.77	2.05%	1	4.2300	1.173800

Pennsylvania	1	11,598,351.89	1.34%	2	4.0500	2.085600

Tennessee	1	2,127,796.00	0.25%	0	4.7200	4.501100

Texas	3	6,991,029.95	0.81%	0	4.5008	1.643768

Virginia	3	65,684,073.52	7.61%	1	4.0761	1.787848

Wisconsin	2	23,666,242.01	2.74%	1	4.3522	1.697213

Totals	51	862,762,650.09	100.00%	(2)	3.9564	1.933301

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	121,776,182.38	14.11%	0	4.2087	NAP	Defeased	18	121,776,182.38	14.11%	0	4.2087	NAP
	3.750% or less	2	178,303,901.50	20.67%	(14)	3.6627	2.335019	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	6	415,931,239.94	48.21%	1	3.8824	2.099030	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	7	67,281,127.01	7.80%	1	4.1499	0.796691	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	9	62,446,990.55	7.24%	0	4.4165	1.340495	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	4	17,023,208.71	1.97%	0	4.5832	2.282287	49 months or greater	28	740,986,467.71	85.89%	(3)	3.9149	1.977849
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	46	862,762,650.09	100.00%	(2)	3.9564	1.933301
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	862,762,650.09	100.00%	(2)	3.9564	1.933301
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	121,776,182.38	14.11%	0	4.2087	NAP	Defeased	18	121,776,182.38	14.11%	0	4.2087	NAP
	60 months or less	28	740,986,467.71	85.89%	(3)	3.9149	1.977849	Interest Only	5	438,103,901.50	50.78%	(5)	3.7677	2.393654
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	12	98,654,023.59	11.43%	0	4.3574	1.323263
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	11	204,228,542.62	23.67%	0	4.0171	1.402080
	Totals	46	862,762,650.09	100.00%	(2)	3.9564	1.933301	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	46	862,762,650.09	100.00%	(2)	3.9564	1.933301
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	18	121,776,182.38	14.11%	0	4.2087	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	26	710,990,828.22	82.41%	(3)	3.8981	2.056180
	13 to 24 months	2	29,995,639.49	3.48%	1	4.3133	0.121151
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	862,762,650.09	100.00%	(2)	3.9564	1.933301
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
53	300470053	MH	Irving	TX	Actual/360	4.230%	14,660.79	9,877.70	0.00	03/01/23	05/05/23	--	4,024,924.81	4,015,047.11	04/05/23
54	440000222	RT	Benson	NC	Actual/360	4.150%	13,039.20	13,768.51	0.00	04/01/23	05/01/23	--	3,648,745.90	3,634,977.39	04/01/23
55	416000089	RT	Harlan	KY	Actual/360	4.300%	14,308.39	9,334.09	0.00	04/01/23	06/01/23	--	3,864,230.32	3,854,896.23	04/01/23
58	300470058	MH	Donna	TX	Actual/360	4.550%	14,348.72	8,586.00	0.00	04/01/23	05/05/23	--	3,662,205.11	3,653,619.11	04/05/23
60	440000223	RT	Grand Prairie	TX	Actual/360	4.447%	8,385.14	5,210.47	0.00	04/01/23	05/01/23	--	2,189,697.50	2,184,487.03	04/01/23
61	440000224	RT	Fort Worth	TX	Actual/360	4.447%	4,425.49	2,749.97	0.00	03/01/23	05/01/23	--	1,155,673.78	1,152,923.81	04/01/23
62	300470062	SS	Norco	CA	Actual/360	4.110%	11,348.29	8,002.86	0.00	04/05/23	05/01/23	--	3,206,487.42	3,198,484.56	04/01/23
63	416000090	RT	Orlando	FL	Actual/360	4.350%	11,608.61	7,432.69	0.00	04/01/23	06/01/23	--	3,099,071.56	3,091,638.87	04/01/23
64	300470064	MH	Salem	VA	Actual/360	4.250%	9,417.26	9,543.57	0.00	05/01/23	06/01/23	--	2,573,217.12	2,563,673.55	04/01/23
65	300470065	SS	West Palm Beach	FL	Actual/360	4.380%	9,941.63	6,294.73	0.00	03/01/23	06/01/23	--	2,635,872.38	2,629,577.65	04/01/23
66	410918957	MH	Freeland	MI	Actual/360	4.320%	8,355.33	5,409.96	0.00	04/01/23	06/01/23	--	2,246,057.64	2,240,647.68	04/01/23
67	300470067	SS	Nashville	TN	Actual/360	4.720%	8,668.01	4,847.85	0.00	04/01/23	06/01/23	--	2,132,643.85	2,127,796.00	04/01/23
68	410919098	MU	New York	NY	Actual/360	4.150%	6,311.15	4,383.12	0.00	03/01/23	05/01/23	--	1,766,041.53	1,761,658.41	04/01/23
69	300470069	MH	Sahuarita	AZ	Actual/360	5.110%	6,675.29	5,145.05	0.00	04/01/23	06/01/23	--	1,517,016.36	1,511,871.31	04/01/23
70	300470070	MH	Davenport	FL	Actual/360	4.380%	6,103.70	3,887.90	0.00	03/01/23	05/05/23	--	1,618,303.72	1,614,415.82	04/05/23
71	300470071	MH	Austin	TX	Actual/360	5.120%	6,853.84	3,349.52	0.00	04/05/23	05/05/23	--	1,554,550.04	1,551,200.52	04/05/23
72	300470072	MH	Bradenton	FL	Actual/360	4.530%	5,177.92	1,327,386.92	0.00	03/01/23	04/01/23	--	1,327,386.92	0.00	04/01/23
73	300470073	MH	Central Square	NY	Actual/360	4.980%	5,305.02	1,237,082.52	0.00	N/A	04/01/23	--	1,237,082.52	0.00	04/01/23
2	440000225	OF	Atlanta	GA	Actual/360	3.840%	411,018.67	0.00	0.00	05/01/23	05/01/43	--	124,300,000.00	124,300,000.00	04/01/23
3	310918346	RT	San Jose	CA	Actual/360	3.815%	404,072.08	0.00	0.00	05/01/23	05/01/33	--	123,000,000.00	123,000,000.00	04/01/23
4	310919320	RT	Baltimore	MD	Actual/360	3.658%	341,168.05	5,325.84	5,325.84	N/A	05/01/21	--	108,309,227.30	108,303,901.50	04/01/23
5	790913887	OF	Charlotte	NC	Actual/360	3.935%	277,506.38	148,801.64	0.00	04/01/23	05/01/23	--	81,897,198.32	81,748,396.68	04/01/23
6	780918841	LO	Islamorada	FL	Actual/360	4.150%	258,128.85	72,231,936.49	0.00	03/01/23	05/01/23	--	72,231,936.49	0.00	04/01/23
7	440000226	RT	Atlanta	GA	Actual/360	3.670%	221,219.44	0.00	0.00	04/01/23	05/01/23	--	70,000,000.00	70,000,000.00	04/01/23
9	310919140	RT	Ashburn	VA	Actual/360	4.000%	174,902.12	111,547.06	0.00	N/A	05/01/23	--	50,778,036.26	50,666,489.20	04/01/23
10	440000230	MH	Rehoboth Beach	DE	Actual/360	3.970%	102,899.61	54,077.22	0.00	04/01/23	06/01/23	--	30,099,828.76	30,045,751.54	04/01/23
12	300470012	Various Coral Springs		FL	Actual/360	4.170%	66,344.44	45,727.15	0.00	N/A	05/01/23	--	18,476,057.71	18,430,330.56	04/01/23
14	440000219	OF	Columbus	OH	Actual/360	4.230%	64,507.48	43,461.86	0.00	N/A	05/01/23	--	17,709,671.63	17,666,209.77	12/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
15	300470015	RT	Fitchburg	WI	Actual/360	4.480%	67,654.51	41,532.98	0.00	N/A	05/01/23	--	17,537,172.47	17,495,639.49	04/01/23
16	416000095	RT	Mobile	AL	Actual/360	4.450%	66,616.86	41,341.33	0.00	04/01/23	06/01/23	--	17,384,610.35	17,343,269.02	09/01/21
19	416000088	LO	Norfolk	VA	Actual/360	4.350%	46,823.43	46,226.55	0.00	04/01/23	05/01/23	--	12,500,137.32	12,453,910.77	04/01/23
20	300470020	MF	Canton	OH	Actual/360	4.330%	45,203.28	44,924.24	0.00	04/01/23	05/01/23	--	12,123,355.53	12,078,431.29	04/01/23
23	310918253	MU	New Hope	PA	Actual/360	4.050%	40,550.71	29,093.13	0.00	N/A	06/01/23	--	11,627,445.02	11,598,351.89	04/01/23
24	300470024	OF	South Jordan	UT	Actual/360	3.750%	33,643.11	40,905.91	0.00	N/A	05/01/23	--	10,418,511.15	10,377,605.24	04/01/23
25	416000093	RT	Humble	TX	Actual/360	4.390%	45,355.95	24,667.90	0.00	04/05/23	06/01/23	--	11,998,046.62	11,973,378.72	04/01/23
26	440000227	RT	Green Valley	AZ	Actual/360	4.100%	41,571.37	25,472.40	0.00	04/05/23	05/01/23	--	11,774,739.27	11,749,266.87	04/01/23
27	440000229	LO	Concord	NC	Actual/360	4.580%	38,304.57	9,712,384.80	0.00	N/A	06/01/23	--	9,712,384.80	0.00	04/01/23
28	440000232	RT	New York	NY	Actual/360	4.080%	43,916.67	0.00	0.00	06/01/23	06/01/43	--	12,500,000.00	12,500,000.00	12/01/20
29	310916777	LO	Harrisonburg	VA	Actual/360	4.420%	34,794.41	33,566.97	0.00	04/01/23	05/01/23	--	9,141,722.72	9,108,155.75	04/01/23
31	310919009	MU	Bethesda	MD	Actual/360	4.250%	34,639.75	23,163.19	0.00	04/01/23	05/01/23	--	9,465,129.71	9,441,966.52	04/01/23
32	310918787	RT	Baton Rouge	LA	Actual/360	4.140%	29,624.95	28,755.19	0.00	04/01/23	05/01/23	--	8,309,943.48	8,281,188.29	04/01/23
33	300470033	SS	Various	VA	Actual/360	4.140%	30,753.48	21,440.09	0.00	04/01/23	05/01/23	--	8,626,501.96	8,605,061.87	04/01/23
36	310918868	OF	Corte Madera	CA	Actual/360	3.990%	21,181.39	6,164,849.18	0.00	04/01/23	05/01/23	--	6,164,849.18	0.00	04/01/23
37	310919159	MH	Carson City	NV	Actual/360	3.940%	22,600.49	17,022.79	0.00	04/01/23	05/01/23	--	6,661,353.39	6,644,330.60	04/01/23
38	416000091	RT	Various	MI	Actual/360	4.580%	26,747.04	15,831.16	0.00	04/01/23	05/01/23	--	6,781,894.75	6,766,063.59	03/01/23
40	300470040	MF	Milwaukee	WI	Actual/360	3.990%	21,255.10	15,699.92	0.00	04/01/23	05/05/23	--	6,186,302.44	6,170,602.52	04/05/23
41	300470041	MF	Virginia Beach	VA	Actual/360	4.060%	21,611.72	15,536.32	0.00	N/A	05/01/23	--	6,181,645.70	6,166,109.38	04/01/23
45	300470045	RT	Stockbridge	GA	Actual/360	4.060%	18,184.62	13,072.63	0.00	04/01/23	05/01/23	--	5,201,384.80	5,188,312.17	04/01/23
46	870917283	OF	Dallas	TX	Actual/360	4.350%	17,627.64	17,402.94	0.00	N/A	05/01/23	--	4,705,934.10	4,688,531.16	04/01/23
49	300470049	MH	Hamlin	NY	Actual/360	4.480%	18,208.18	11,110.68	0.00	04/01/23	06/05/23	--	4,719,861.32	4,708,750.64	04/05/23
51	416000092	MH	Tuscon	AZ	Actual/360	4.320%	15,081.72	4,054,227.08	0.00	04/01/23	06/01/23	--	4,054,227.08	0.00	04/01/23
52	300470052	RT	Corona	CA	Actual/360	4.550%	17,577.12	10,454.21	0.00	03/01/23	06/05/23	--	4,486,184.22	4,475,730.01	04/05/23
Totals							3,286,228.97	95,761,852.28	5,325.84				958,524,502.33	862,762,650.09
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	16,607,866.88	12,675,168.82	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,779,956.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	10,704,505.00	9,873,971.75	01/01/22	09/30/22	02/13/23	49,802,376.04	1,888,730.51	0.00	0.00	0.00	0.00
5	9,360,368.72	5,786,903.49	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	15,593,084.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	19,868,138.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,323,768.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,750,604.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,838,914.71	1,100,225.86	01/01/22	06/30/22	--	0.00	0.00	107,617.07	430,682.17	213,805.17	0.00
15	1,826,125.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,093,974.88	584,150.71	01/01/22	06/30/22	11/14/22	0.00	0.00	107,612.38	2,045,512.18	0.00	0.00
19	2,527,122.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,907,221.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,428,110.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,392,923.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	(619,982.00)	(193,155.50)	01/01/22	03/31/22	11/14/22	2,740,337.48	115,253.96	33,751.34	1,072,906.17	434,516.52	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	357,859.90	149,931.90	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,483,022.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,066,737.59	557,094.82	01/01/22	06/30/22	--	0.00	0.00	42,169.40	42,169.40	0.00	0.00
40	1,255,998.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	820,089.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	828,566.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	540,825.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	446,186.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	319,975.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	162,478.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	324,811.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	504,801.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	324,039.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	179,328.10	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	738,880.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	122,193.23	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	113,556,971.87	30,835,813.18				52,542,713.52	2,003,984.47	291,150.19	3,591,269.92	648,321.69	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	780918841	72,076,877.52	Payoff Prior to Maturity	0.00	0.00
27	440000229	9,677,559.38	Payoff Prior to Maturity	0.00	0.00
36	310918868	6,141,211.36	Payoff Prior to Maturity	0.00	0.00
51	416000092	4,039,297.22	Payoff Prior to Maturity	0.00	0.00
Totals		91,934,945.48		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/23	0	0.00	0	0.00	3	47,509,478.79	0	0.00	0	0.00	1	17,343,269.02	0	0.00	4	91,934,945.48	3.956392%	3.881641%	(2)
03/17/23	0	0.00	1	17,709,671.63	2	29,884,610.35	0	0.00	0	0.00	0	0.00	0	0.00	2	10,128,313.98	3.981396%	3.910457%	(1)
02/17/23	0	0.00	1	17,759,213.16	2	29,932,233.64	0	0.00	0	0.00	0	0.00	0	0.00	4	78,661,212.33	3.987036%	3.917270%	0
01/18/23	1	17,802,337.49	0	0.00	2	29,973,235.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.990418%	3.924277%	1
12/16/22	0	0.00	1	17,845,305.31	2	30,014,080.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.990144%	3.923703%	2
11/18/22	0	0.00	1	17,890,211.65	2	30,056,931.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.991221%	3.924999%	3
10/17/22	1	17,932,860.55	0	0.00	2	30,097,457.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.991459%	3.925262%	4
09/16/22	0	0.00	0	0.00	2	30,140,000.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.991707%	3.925535%	5
08/17/22	0	0.00	0	0.00	2	30,180,209.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.991943%	3.925794%	6
07/15/22	0	0.00	0	0.00	2	30,220,264.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.992176%	3.926051%	7
06/17/22	0	0.00	0	0.00	2	30,262,353.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.992420%	3.926319%	8
05/17/22	0	0.00	0	0.00	2	30,302,095.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.992650%	3.926573%	9
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	440000219	12/01/22	3	3	107,617.07	430,682.17	610,486.40	17,845,305.31	08/31/22	2
16	416000095	09/01/21	18	6	107,612.38	2,045,512.18	9,400.00	18,127,689.68	09/02/20	1
28	440000232	12/01/20	27	6	33,751.34	1,072,906.17	565,543.63	12,500,000.00	11/06/20	2
38	416000091	03/01/23	0	B	42,169.40	42,169.40	0.00	6,781,894.75
Totals					291,150.19	3,591,269.92	1,185,430.03	55,254,889.74
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		108,303,902	108,303,902	0		0
0 - 6 Months		494,658,749	459,649,270	35,009,479		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		259,800,000	247,300,000	12,500,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-23	862,762,650	815,253,171	0	0	47,509,479	0
Mar-23	958,524,502	910,930,220	0	17,709,672	29,884,610	0
Feb-23	1,000,729,859	953,038,412	0	17,759,213	29,932,234	0
Jan-23	1,086,704,255	1,038,928,682	17,802,337	0	29,973,235	0
Dec-22	1,089,914,540	932,055,154	0	17,845,305	140,014,081	0
Nov-22	1,096,591,460	1,048,644,317	0	17,890,212	30,056,932	0
Oct-22	1,098,112,108	940,081,790	17,932,861	0	140,097,458	0
Sep-22	1,099,702,965	959,562,964	0	0	140,140,001	0
Aug-22	1,101,212,497	961,032,288	0	0	140,180,209	0
Jul-22	1,102,716,637	962,496,373	0	0	140,220,264	0
Jun-22	1,104,291,575	964,029,221	0	0	140,262,354	0
May-22	1,105,784,716	965,482,621	0	0	140,302,095	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	310919320	108,303,901.50	110,000,000.00	100,000,000.00	01/11/23	9,289,510.25	1.75760	09/30/22	05/01/21	I/O
5	790913887	81,748,396.68	81,748,396.68	250,000,000.00	02/08/13	5,220,338.49	0.69970	09/30/22	05/01/23	241
14	440000219	17,666,209.77	17,845,305.31	42,400,000.00	02/19/13	760,419.86	1.17380	06/30/22	05/01/23	240
16	416000095	17,343,269.02	18,127,689.68	22,600,000.00	10/01/22	425,385.71	0.65670	06/30/22	06/01/23	217
28	440000232	12,500,000.00	12,500,000.00	12,200,000.00	10/01/22	(201,116.50)	(1.55570)	03/31/22	06/01/43	I/O
Totals		237,561,776.97	240,221,391.67	427,200,000.00		15,494,537.81

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing	Comments
4	310919320	RT	MD	08/27/20	13
	Receiver was appointed on 1/26/23 and is evaluating collateral.

5	790913887	OF	NC	01/09/23	4
	The loan transferred 1/9/2023. Borrower has requested a loan maturity extension. Special Servicer is currently negotiating a loan maturity extension.

14	440000219	OF	OH	08/31/22	2

Loan transferred to special servicing due to imminent monetary default and has since gone into payment default. A pre-negotiation letter has been signed and Lender is in discussions with Borrower regarding the Loan and property. Borrower

	has communicated	that they would like to transition title to the Lender. Receivership motion and foreclosure filed.

16	416000095	RT	AL	09/02/20	1

Loan transferred to special servicing due to the impacts of COVID-19. The Borrower signed the pre-negotiation letter and discussion regarding relief ensued. Borrower has continued to work on stabilizing asset with the lease up of vacant space.

	Leases appr oved to increase occupancy to 63%, then 69% and subsequently 74%. Borrower and Special Servicer are working to document a modification. Draft documents circulating for comment.

28	440000232	RT	NY	11/06/20	2

Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. Lender has filed a complaint with the intent to foreclose and a receiver was appointed on 8/23/2022. A response is pending from the

	court with respe ct to lender's motion for summary judgment in the foreclosure matter.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
16	416000095	0.00	4.45000%	0.00	4.45000%	8	03/31/23	03/01/23	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
22	416000094 12/16/16	14,089,775.33	22,600,000.00	15,338,417.24	568,292.52	15,338,417.24	14,770,124.72	125,268.43	0.00	0.00	125,268.43	0.83%
30	440000233 10/18/21	8,180,530.74	7,600,000.00	6,225,892.52	1,054,252.29	6,225,892.52	5,171,640.23	3,008,890.51	0.00	0.00	3,008,890.51	25.07%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		22,270,306.07	30,200,000.00	21,564,309.76	1,622,544.81	21,564,309.76	19,941,764.95	3,134,158.94	0.00	0.00	3,134,158.94

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
22	416000094	12/16/16	0.00	0.00	125,268.43	0.00	0.00	125,268.43	0.00	0.00	125,268.43
30	440000233	10/18/21	0.00	0.00	3,008,890.51	0.00	0.00	3,008,890.51	0.00	0.00	3,008,890.51
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,134,158.94	0.00	0.00	3,134,158.94	0.00	0.00	3,134,158.94

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	23,316.57	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	17,630.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,812.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,742.52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,690.97	0.00	0.00	9,486.13	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	51,193.21	0.00	0.00	9,486.13	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		60,679.34

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Supplemental Notes
None

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